UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Municipal Money Market Fund Fidelity® Municipal Money Market Fund : FTEXX

This annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 40	0.39%

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,843,626,009
Number of Holdings	569
Total Advisory Fee	$14,760,658
What did the Fund invest in?
(as of August 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	79.7
8-30	2.9
31-60	5.1
61-90	2.8
91-180	1.8
>180	7.3

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 41.1
Tender Option Bond - 31.0
Municipal Securities - 13.2
Commercial Paper - 5.3
Net Other Assets (Liabilities) - 9.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913584.101    10-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Money Market Fund	$39,500	$2,500	$2,200	$1,000

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Money Market Fund	$38,500	$3,000	$2,100	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
PwC	$14,643,300	$15,014,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Money Market Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Money Market Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 13.2%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	1,405,000	1,422,925
Colorado - 0.2%
General Obligations - 0.1%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2025	2,800,000	2,817,128
Health Care - 0.0%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	700,000	713,983
Transportation - 0.1%
Denver CO City & Cnty Arpt 5% 11/15/2025	885,000	887,383
Denver CO City & Cnty Arpt Series 2020 B 1, 5% 11/15/2025 (b)	3,080,000	3,091,101
		3,978,484
TOTAL COLORADO		7,509,595
Connecticut - 0.3%
Education - 0.2%
Connecticut St Hr Ed Supp Loan Series 2025 B 2, 5% tender 11/15/2045 (b)(c)	5,750,000	5,784,459
General Obligations - 0.1%
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2026	800,000	807,214
Milford CT BAN 4% 10/28/2025	2,500,000	2,503,790
Stratford CT Gen. Oblig. BAN 4% 1/28/2026	4,085,000	4,100,200
		7,411,204
TOTAL CONNECTICUT		13,195,663
District Of Columbia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (b)	1,000,000	1,001,537
Metropolitan Wash DC Arpts Ath Series 2017 A, 5% 10/1/2025 (b)	775,000	776,176
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2025 (b)	2,650,000	2,653,943
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2025 (b)	9,240,000	9,254,157
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (b)	750,000	750,820
		14,436,633
TOTAL DISTRICT OF COLUMBIA		14,436,633
Florida - 0.1%
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth Series 2015A, 5% 10/1/2029 (Pre-refunded to 10/1/2025 at 100) (b)	1,755,000	1,757,378
Transportation - 0.0%
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (b)	280,000	280,328
TOTAL FLORIDA		2,037,706
Georgia - 0.0%
Escrowed/Pre-Refunded - 0.0%
Private Colgs & Unvs Ath GA Rv Series 2020 B, 5% 9/1/2025 (Escrowed to Maturity)	800,000	800,000
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2026	1,070,000	1,080,322
Illinois - 1.9%
General Obligations - 0.8%
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	1,695,000	1,701,126
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	3,025,000	3,035,849
Illinois St Gen. Oblig. 5% 2/1/2026	1,500,000	1,508,499
Illinois St Gen. Oblig. 5% 3/1/2026	2,025,000	2,043,943
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	16,885,000	16,933,024
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2025	1,395,000	1,397,142
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2025	1,000,000	1,001,524
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2025	900,000	904,267
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2026	700,000	706,503
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2025	2,300,000	2,303,882
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2026	470,000	472,946
		32,008,705
Health Care - 1.1%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 3.03% tender 4/1/2051 (c)(d)	40,690,000	40,690,000
TOTAL ILLINOIS		72,698,705
Indiana - 0.0%
General Obligations - 0.0%
Indiana St Fin Auth Rev (Indianapolis-Marion Cnty Ind Pub Libr Proj.) Series 2025A, 5% 2/1/2026 (Indiana St Guaranteed)	1,400,000	1,410,657
Kentucky - 0.0%
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 11/1/2025	570,000	571,596
Maine - 0.4%
General Obligations - 0.4%
Saco ME BAN 4% 11/13/2025	13,500,000	13,519,331
Maryland - 0.1%
Health Care - 0.1%
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.95% tender 12/1/2041 (c)(e)	4,000,000	4,000,000
Massachusetts - 0.7%
General Obligations - 0.7%
Hopkinton MA BAN 4% 6/10/2026	12,725,000	12,820,364
Lenox MA Gen. Oblig. BAN 4% 1/22/2026	4,200,000	4,215,484
Randolph MA Gen. Oblig. BAN 5% 10/24/2025	8,100,000	8,123,805
		25,159,653
TOTAL MASSACHUSETTS		25,159,653
Michigan - 0.6%
Health Care - 0.6%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.98% tender 1/15/2047 (c)(d)	18,435,000	18,435,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,600,000	1,618,994
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	1,035,000	1,039,650
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 1, 2.95% tender 12/1/2034 (c)(e)	2,500,000	2,500,000
		23,593,644
TOTAL MICHIGAN		23,593,644
Minnesota - 0.1%
General Obligations - 0.1%
Dassel Cokato Minn Indpt Sch Dist No 466 Series 2025, 5% 2/1/2026 (Minnesota St Guaranteed)	1,005,000	1,013,194
Roseville MN Isd No 623 Series 2018A, 5% 2/1/2026 (Minnesota St Guaranteed)	1,000,000	1,007,390
		2,020,584
TOTAL MINNESOTA		2,020,584
Nevada - 0.0%
General Obligations - 0.0%
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2026	500,000	507,501
Clark Cnty NV School Dist Series 2025A, 5% 6/15/2026	1,100,000	1,116,248
		1,623,749
TOTAL NEVADA		1,623,749
New Jersey - 4.8%
Education - 1.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(c)	45,000,000	45,393,950
General Obligations - 3.6%
Borough of Waldwick NJ Gen. Oblig. BAN 4% 10/10/2025	2,200,000	2,201,523
Burlington Cnty N J Gen. Oblig. BAN Series 2025A, 4% 6/17/2026	8,900,000	8,962,858
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2025, 4% 6/24/2026	2,900,000	2,919,833
Cherryhill NJ BAN 4% 11/25/2025	16,535,929	16,566,511
Essex Cnty NJ Impt Auth Lease Gen. Oblig. RAN Series 2025, 5% 3/17/2026	3,800,000	3,840,200
Evesham Twp NJ Gen. Oblig. BAN Series 2024 A, 4% 9/16/2025	2,000,000	2,000,653
Freehold Township NJ Gen. Oblig. BAN Series 2024, 4% 10/21/2025	4,900,000	4,906,515
Hopewell Township Mercer CO NJ Gen. Oblig. BAN Series 2024, 4% 9/23/2025	3,600,000	3,602,128
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	3,000,000	3,020,145
Kinnelon NJ Gen. Oblig. BAN 4% 9/26/2025	2,700,000	2,701,812
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	3,800,000	3,809,802
Logan Twp NJ Gen. Oblig. BAN Series 2024, 4% 10/16/2025	4,023,000	4,028,297
Montville Township Morris Cnty NJ Gen. Oblig. BAN 4% 11/4/2025	2,400,000	2,403,549
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 5.5% 9/1/2025	15,000,000	15,000,000
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	6,600,000	6,647,196
New Jersey St Gen. Oblig. 5% 6/1/2026	1,825,000	1,851,044
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2025	5,600,000	5,623,299
Old Bridge Township New Jersey Gen. Oblig. BAN Series 2024, 4% 9/5/2025	3,000,000	3,000,275
Rockaway Township NJ Gen. Oblig. BAN 4% 12/12/2025	12,661,930	12,693,493
Scotch Plains Twp NJ Gen. Oblig. BAN 3.75% 8/25/2026	1,260,000	1,268,750
Scotch Plains Twp NJ Gen. Oblig. BAN 4% 1/16/2026	2,000,000	2,004,714
Stafford Twp NJ Gen. Oblig. BAN Series 2024A, 4% 10/21/2025	8,100,000	8,110,763
Upper Saddle River NJ BAN 4% 3/20/2026	2,200,000	2,209,572
Vernon Twp NJ Ban Gen. Oblig. BAN 3.75% 8/21/2026	2,400,000	2,422,648
Wayne Twp NJ BAN 4% 10/30/2025	2,600,000	2,603,717
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026 (e)	3,700,000	3,739,257
West Milford Township NJ Gen. Oblig. BAN 4% 9/12/2025	4,100,000	4,101,018
Wood-Ridge Boro NJ BAN 4% 5/14/2026	4,700,000	4,725,452
Woodcliff Lake N J Gen. Oblig. BAN 4% 9/19/2025	2,300,000	2,300,835
		139,265,859
TOTAL NEW JERSEY		184,659,809
New York - 1.8%
General Obligations - 1.8%
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	7,900,000	7,951,720
Depew NY Un Free Sch Dist BAN Series 2024, 4% 10/30/2025	6,630,000	6,640,395
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	4,100,000	4,116,175
New Paltz Town N Y Gen. Oblig. BAN Series 2024 D, 4% 10/3/2025	2,000,000	2,001,547
Newburgh N Y Enlarged City Schdist BAN Series 2025, 4% 6/24/2026	21,400,000	21,551,331
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	3,200,000	3,221,456
Ossining Village NY Gen. Oblig. BAN Series 2024, 4% 9/18/2025	6,700,000	6,702,999
South Colonie NY Cent Sch Dist BAN Series 2025A, 4% 7/9/2026	15,900,000	16,026,129
		68,211,752
TOTAL NEW YORK		68,211,752
North Carolina - 0.1%
Escrowed/Pre-Refunded - 0.1%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2055 (Pre-refunded to 10/1/2025 at 100)	2,350,000	2,352,980
Ohio - 0.6%
General Obligations - 0.6%
Bedford OH City Sch Dist BAN Series 2025, 4.5% 9/4/2025	6,100,000	6,100,759
Blue Ash OH Gen. Oblig. BAN Series 2025, 3.75% 3/24/2026	3,100,000	3,111,414
Cuyahoga Cnty OH Gen. Oblig. BAN 4.25% 5/4/2026	2,500,000	2,517,750
Delaware OH BAN 3.75% 4/16/2026	1,000,000	1,003,673
Hamilton OH Gen. Oblig. BAN Series 2024, 4% 12/17/2025	920,000	922,407
Huber Heights OH Gen. Oblig. BAN Series 2025, 5% 6/25/2026	3,400,000	3,447,688
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026	2,000,000	2,010,516
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	1,000,000	1,001,514
Monroe OH Loc Sch Dist BAN Series 2025, 3.875% 12/4/2025	1,100,000	1,101,861
Springfield OH BAN 3.625% 3/25/2026	1,500,000	1,504,058
		22,721,640
TOTAL OHIO		22,721,640
Oregon - 0.1%
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2026	4,200,000	4,242,065
Pennsylvania - 0.0%
General Obligations - 0.0%
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2026	1,000,000	1,007,740
Rhode Island - 0.1%
General Obligations - 0.1%
Barrington RI BAN 4% 5/28/2026	2,800,000	2,817,795
Tennessee - 0.1%
Escrowed/Pre-Refunded - 0.0%
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2034 (Pre-refunded to 11/1/2025 at 100)	1,300,000	1,304,134
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2035 (Pre-refunded to 11/1/2025 at 100)	1,185,000	1,188,672
		2,492,806
Housing - 0.1%
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Residential Finance 1/29/13 Proj.) Series 2024 3C, 3.5% tender 1/1/2056 (c)	2,870,000	2,870,000
TOTAL TENNESSEE		5,362,806
Texas - 0.7%
General Obligations - 0.6%
Houston TX Indpt Sch Dist 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	7,500,000	7,556,794
San Antonio TX Gen. Oblig. Series 2023, 5% 2/1/2026	505,000	508,752
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2026	2,500,000	2,516,737
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2026	2,300,000	2,315,397
Texas State Gen. Oblig. Series 2022, 5% 8/1/2026 (b)	1,130,000	1,151,857
Texas State Gen. Oblig. Series 2024, 5% 10/1/2025	6,085,000	6,094,418
Travis Cnty TX Gen. Oblig. Series 2025, 5% 3/1/2026	3,125,000	3,154,818
Williamson Cnty Tex Gen. Oblig. Series 2025, 5% 2/15/2026	345,000	348,040
		23,646,813
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2025	1,100,000	1,105,138
Water & Sewer - 0.1%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	500,000	501,814
San Antonio TX Wtr Rev 5% 5/15/2026	2,280,000	2,311,260
		2,813,074
TOTAL TEXAS		27,565,025
Virginia - 0.0%
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2025A, 5% 12/1/2025	900,000	904,398
Washington - 0.1%
Transportation - 0.1%
Port Seattle WA Rev Series B, 5% 10/1/2025 (b)	1,595,000	1,596,749
Port Seattle WA Rev Series D, 5% 5/1/2026 (b)	850,000	859,904
		2,456,653
TOTAL WASHINGTON		2,456,653
TOTAL MUNICIPAL SECURITIES (Cost $507,383,426)		507,383,426

Tender Option Bond - 31.0%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 2.76% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	18,700,000	18,700,000
Black Belt Energy Gas District Participating VRDN 2.78% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,375,000	4,375,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 2.78% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,330,000	2,330,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.78% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 2.78% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Energy Southeast AL Coop District Participating VRDN 2.78% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,000,000	2,000,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 2.77% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,145,000	3,145,000
Southeast Energy Auth Participating VRDN 2.76% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,555,000	1,555,000
Southeast Energy Auth Participating VRDN Series 2023 XM1131, 2.78% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,000,000	4,000,000
TOTAL ALABAMA		37,505,000
Alaska - 0.1%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.96% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	600,000	600,000
Anchorage AK Port Participating VRDN 2.79% 2/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,900,000	2,900,000
TOTAL ALASKA		3,500,000
Arizona - 0.5%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.93% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	400,000	400,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 2.76% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,200,000	3,200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.96% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,170,000	1,170,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.96% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	400,000	400,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.96% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	900,000	900,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.96% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.96% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.96% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.96% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	400,000	400,000
Arizona Ind Dev Auth Participating VRDN 2.96% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	845,000	845,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.96% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,810,000	1,810,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.96% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	4,300,000	4,300,000
Mesa AZ Util Sys Rev Participating VRDN 2.78% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,000,000	1,000,000
Phoenix Civic Impt Board Arpt Rev Participating VRDN 2.78% 7/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	2,755,000	2,755,000
TOTAL ARIZONA		18,880,000
California - 0.2%
California Multi Fam Hsg Rev Series 2025 BAML5064, 2.85% tender 11/1/2055 (Liquidity Facility Bank of America NA) (c)(f)(g)	2,800,000	2,800,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 3.03% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(f)(g)	480,000	480,000
River Islands Pub Fing Auth Participating VRDN 2.96% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	3,000,000	3,000,000
San Francisco CA Arprt Rev Participating VRDN Series 2019 XL0101, 2.76% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	115,000	115,000
TOTAL CALIFORNIA		6,395,000
Colorado - 1.9%
Colorado Health Facilities Auth Rev Bonds Participating VRDN 2.76% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,625,000	2,625,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 2.78% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (c)(f)	390,000	390,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 2.76% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,900,000	3,900,000
Colorado Health Facilities Auth Rev Participating VRDN Series 2023 017, 3.03% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,675,000	6,675,000
Colorado Health Facilities Authority Series 2025 MS0043, 2.85% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	1,700,000	1,700,000
Denver City & County Arpt Rev Participating VRDN Series 2018 XG0196, 2.81% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	19,475,000	19,475,000
Denver City & County Arpt Rev Participating VRDN Series 2023 XF1513, 2.81% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	15,355,000	15,355,000
Denver City & County Arpt Rev Participating VRDN Series 2024 ZF1771, 2.78% 12/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,665,000	1,665,000
Denver CO Arpt Rev Participating VRDN 2.78% 12/1/2048 (Liquidity Facility UBS AG) (b)(c)(f)	3,750,000	3,750,000
Denver CO Arpt Rev Participating VRDN Series 2025 ZF1826, 2.77% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	4,420,000	4,420,000
Denver CO City & Cnty Arpt Participating VRDN 2.78% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,750,000	3,750,000
Denver CO City & Cnty Arpt Participating VRDN 2.78% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	7,050,000	7,050,000
Denver CO City & Cnty Arpt Participating VRDN Series 2023 ZF3204, 2.78% 11/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	3,535,000	3,535,000
TOTAL COLORADO		74,290,000
Connecticut - 2.3%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 2.77% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (c)(f)	13,800,000	13,800,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 2.77% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (c)(f)	73,115,000	73,115,000
TOTAL CONNECTICUT		86,915,000
District Of Columbia - 0.1%
Metropolitan Washington Arpt Auth Dulles Toll Road Rev Participating VRDN Series 2020 XF0920, 2.76% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,145,000	2,145,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 2.78% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(f)	920,000	920,000
TOTAL DISTRICT OF COLUMBIA		3,065,000
Florida - 3.3%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.83% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,800,000	3,800,000
Broward FL Arprt Rev Participating VRDN 2.79% 10/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,450,000	3,450,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 2.84% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,200,000	1,200,000
Florida Baptist Health Series 2025 BAML5066, 2.88% tender 8/15/2055 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,700,000	3,700,000
Greater Orlando Arpt Rev Participating VRDN 2.77% 10/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,750,000	3,750,000
Greater Orlando Aviation Auth Participating VRDN 2.79% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	1,700,000	1,700,000
Greater Orlando Aviation Auth Participating VRDN 2.83% 10/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	2,585,000	2,585,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 XL0644, 4.05% 10/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	5,330,000	5,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 2.76% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,330,000	3,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 2.76% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	1,300,000	1,300,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 2.76% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	5,785,000	5,785,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 2.76% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,300,000	1,300,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 3.98% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,550,000	1,550,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 2.76% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	2,500,000	2,500,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1610, 2.78% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	5,455,000	5,455,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1637, 2.79% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,400,000	3,400,000
Hillsborough County Indl Dev Participating VRDN 2.77% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,055,000	3,055,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.93% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	4,010,000	4,010,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2024 XF1691, 2.76% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,500,000	2,500,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 2.85% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	2,400,000	2,400,000
Lee County Arpt Rev Participating VRDN Series 2021 XF1126, 2.81% 10/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	3,195,000	3,195,000
Lee County Arpt Rev Participating VRDN Series 2023 XF1523, 2.79% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,430,000	2,430,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 2.78% 3/15/2047 (Liquidity Facility Citibank NA) (c)(f)	4,800,000	4,800,000
Miami-Dade County Aviation Rev Participating VRDN Series 2023 XX1322, 2.78% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,090,000	4,090,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XG0614, 2.77% 10/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,975,000	1,975,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XL0592, 2.77% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	5,350,000	5,350,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 ZF1836, 2.77% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	6,660,000	6,660,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 2.78% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (c)(f)	6,100,000	6,100,000
Miami-Dade County Participating VRDN 2.81% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	2,270,000	2,270,000
Miami-Dade County Participating VRDN Series 2023 XF1159, 2.81% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	1,195,000	1,195,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.83% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (c)(f)	4,415,000	4,415,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 2.76% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,135,000	2,135,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 2.76% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,300,000	3,300,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 2.8% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,600,000	3,600,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.83% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,100,000	2,100,000
Tampa Bay Water Participating VRDN 2.76% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (c)(f)	5,000,000	5,000,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 2.78% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,300,000	2,300,000
TOTAL FLORIDA		123,015,000
Georgia - 1.4%
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.77% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	19,400,000	19,400,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.78% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	14,800,000	14,800,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 2.77% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,070,000	8,070,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 2.78% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (c)(f)	6,925,000	6,925,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1659, 2.76% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.78% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 2.78% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (c)(f)	3,880,000	3,880,000
TOTAL GEORGIA		54,475,000
Hawaii - 0.4%
Hawaii Arpts Sys Rev Participating VRDN Series 2022 XX1217, 2.77% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	16,635,000	16,635,000
Idaho - 0.0%
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 2.76% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,730,000	1,730,000
Illinois - 2.7%
Chicago O'Hare Int'l Arpt Rev Participating VRDN 2.79% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,810,000	2,810,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2018 XF0723, 2.77% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	13,150,000	13,150,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2019 XF0736, 2.76% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	5,625,000	5,625,000
Chicago O'Hare Intl Arpt Rev Participating VRDN 2.77% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	10,500,000	10,500,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2018 XG0219, 2.77% 1/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	1,820,000	1,820,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2022 XX1243, 2.77% 1/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	5,625,000	5,625,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 2.77% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,180,000	1,180,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.03% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,300,000	9,300,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 2.76% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	11,050,000	11,050,000
Illinois Finance Authority Rev Participating VRDN 2.76% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN 2.78% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,850,000	1,850,000
Illinois Gen. Oblig. Participating VRDN 2.78% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (c)(f)	11,185,000	11,185,000
Illinois Gen. Oblig. Participating VRDN Series 2019 XM0759, 2.78% 11/1/2025 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,125,000	1,125,000
Illinois Housing Development Authority Participating VRDN 2.76% 10/1/2042 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,875,000	1,875,000
Illinois Housing Development Authority Participating VRDN 2.76% 10/1/2043 (Liquidity Facility Citibank NA) (c)(f)	2,355,000	2,355,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.96% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	10,900,000	10,900,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.78% 1/1/2046 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,670,000	2,670,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 2.79% 1/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,195,000	2,195,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2023 ZF3156, 2.76% 1/1/2041 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	2,165,000	2,165,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 2.77% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,300,000	1,300,000
Regional Transn Auth IL Participating VRDN Series 2025 ZF3399, 2.76% 6/1/2055 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,875,000	1,875,000
TOTAL ILLINOIS		104,555,000
Indiana - 0.1%
Indiana Fin Auth Health Sys Rev Participating VRDN 2.76% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	4,790,000	4,790,000
Iowa - 0.2%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 2.98% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,500,000	6,500,000
Kansas - 0.1%
University Kansas Hosp Auth Hlth Fac Rev Participating VRDN 2.76% 9/1/2048 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,300,000	4,300,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 2.83% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	1,775,000	1,775,000
Covington City KY Participating VRDN Series 2024 XL0569, 2.78% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	2,150,000	2,150,000
Kentucky Comm Network Rev Participating VRDN 2.78% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,000,000	3,000,000
Kentucky Gas Supply Rev Participating VRDN Series 2025 XM1237, 2.78% 6/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,000,000	2,000,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.78% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.78% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
TOTAL KENTUCKY		10,325,000
Louisiana - 0.3%
LA Calcasieu River Bridge Participating VRDN Series 2025 XF3348, 2.77% 9/1/2066 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,000,000	4,000,000
New Orleans Aviation Board Rev Participating VRDN Series 2023 XF3148, 2.78% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,500,000	4,500,000
New Orleans Aviation Board Rev Participating VRDN Series 2025 XG0612, 2.77% 1/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,000,000	2,000,000
TOTAL LOUISIANA		10,500,000
Maryland - 0.1%
Maryland Health & Higher Edl Facilities Auth Rev Participating VRDN Series 2023 XF3152, 2.77% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,800,000	2,800,000
Montgomery Cnty MD Rev Participating VRDN Series 2018 XG0215, 2.77% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (c)(f)	825,000	825,000
TOTAL MARYLAND		3,625,000
Michigan - 0.1%
Gerald R Ford Intl Arpt Auth Mich Rev Participating VRDN 2.81% 1/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	2,700,000	2,700,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.76% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,485,000	2,485,000
TOTAL MICHIGAN		5,185,000
Michigan,New York - 0.0%
Eastern MI University Rev Participating VRDN Series 2025 001, 2.98% 3/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,700,000	1,700,000
Minnesota - 0.2%
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 2.76% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	2,810,000	2,810,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.96% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,000,000	2,000,000
St Paul Arpt Sys Rev Participating VRDN Series 2025 ZL0683, 2.78% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	4,480,000	4,480,000
TOTAL MINNESOTA		9,290,000
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.96% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,300,000	1,300,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.96% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	800,000	800,000
TOTAL MISSISSIPPI		2,100,000
Missouri - 2.2%
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0396, 2.81% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	10,000,000	10,000,000
Kansas City Indl Dev Auth Participating VRDN Series 2023 XG0479, 2.81% 3/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	1,275,000	1,275,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN 2.78% 3/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,840,000	3,840,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2022 XG0402, 2.81% 3/1/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	5,920,000	5,920,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.96% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,000,000	1,000,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 2.77% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,900,000	2,900,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 2.78% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	34,100,000	34,100,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.77% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	7,700,000	7,700,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 2.76% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	9,595,000	9,595,000
Montana Hlth Facs Auth Rev Participating VRDN 2.76% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	6,300,000	6,300,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 2.76% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,240,000	2,240,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.96% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,100,000	1,100,000
TOTAL MISSOURI		85,970,000
Nebraska - 0.0%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 2.78% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	335,000	335,000
Nevada - 0.1%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 2.85% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,495,000	1,495,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 2.76% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	1,585,000	1,585,000
TOTAL NEVADA		3,080,000
New Jersey - 0.5%
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 2.76% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,750,000	1,750,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 2.76% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,525,000	3,525,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.76% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,500,000	3,500,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.76% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,250,000	4,250,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 2.76% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,100,000	1,100,000
New Jersey Turnpike Authority Participating VRDN 2.76% 1/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,200,000	4,200,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 2.76% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	2,000,000	2,000,000
TOTAL NEW JERSEY		20,325,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.96% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,300,000	2,300,000
New York - 1.4%
New York City Gen. Oblig. Participating VRDN 2.76% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	6,000,000	6,000,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.96% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	6,600,000	6,600,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.76% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,500,000	9,500,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 2.76% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,000,000	7,000,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 2.76% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000,000	2,000,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 2.76% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,595,000	5,595,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 4% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,600,000	3,600,000
New York Trans Dev Corp Participating VRDN 2.83% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	11,925,000	11,925,000
TOTAL NEW YORK		52,220,000
North Carolina - 0.3%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1974, 2.82% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	3,300,000	3,300,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 2.76% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,900,000	1,900,000
Greater Asheville Reg'l Arpt Auth Participating VRDN Series 2022 XM1011, 2.79% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	5,700,000	5,700,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.96% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,800,000	1,800,000
TOTAL NORTH CAROLINA		12,700,000
Ohio - 1.0%
Allen OH Bon Secours Mercy Hlth Participating VRDN Series E 164, 2.76% 11/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,650,000	4,650,000
Columbus OH Arprt Rev Participating VRDN Series 2025 ZF1973, 2.77% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,500,000	2,500,000
Columbus OH Arpt Rev Participating VRDN 2.77% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,800,000	3,800,000
Columbus OH Arpt Rev Participating VRDN Series 2025 YX1373, 2.77% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,300,000	4,300,000
CommonSpirit Health Participating VRDN Series 2020 MIZ9020, 2.83% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	1,475,000	1,475,000
Hamilton County Healthcare Facilities Rev Participating VRDN Series 2024 XM1184, 2.76% 6/1/2038 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,100,000	3,100,000
Montgomery County Hosp Rev Participating VRDN 2.77% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,400,000	5,400,000
Ohio Hosp Rev Participating VRDN Series C 18, 2.77% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,400,000	2,400,000
Ohio Housing Finance Agency Participating VRDN Series 2025 XF1824, 2.76% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,870,000	2,870,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2024 XL0540, 2.76% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,325,000	3,325,000
Ohio University Hospital Participating VRDN Series C 22, 2.77% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	5,000,000	5,000,000
TOTAL OHIO		38,820,000
Oregon - 0.7%
Multinomah OR Adventist Health Participating VRDN 2.76% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,000,000	2,000,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.96% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	500,000	500,000
Oregon St Facs Auth Rev Participating VRDN Series 2025 003, 3.03% 8/1/2026 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,800,000	1,800,000
Port of Morrow Series 2024 MS0026, 2.93% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	5,400,000	5,400,000
Port of Portland Arpt Rev Participating VRDN 2.83% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)	1,400,000	1,400,000
Port of Portland Arpt Rev Participating VRDN Series 2024 XF1741, 2.83% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	2,000,000	2,000,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1869, 2.79% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	4,290,000	4,290,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1873, 2.79% 7/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,660,000	1,660,000
Port of Portland Arpt Rev Series 2025 MS0049, 2.95% tender 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)(g)	9,500,000	9,500,000
TOTAL OREGON		28,550,000
Pennsylvania - 2.3%
Allegheny County Arpt Auth Rev Participating VRDN 2.79% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	10,510,000	10,510,000
Allegheny County Arpt Auth Rev Participating VRDN Series 2025 XF1911, 2.77% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,200,000	3,200,000
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 2.77% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,700,000	2,700,000
Cumberland County Muni Auth Rev Participating VRDN 2.77% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,400,000	1,400,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.81% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (c)(f)(g)	5,740,000	5,740,000
Los Angeles CA Childrens Hosp Participating VRDN Series 2023 XF1511, 2.77% 7/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	3,880,000	3,880,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 2.77% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	900,000	900,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.78% 12/31/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	26,995,000	26,995,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.81% 12/31/2062 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	7,470,000	7,470,000
Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.96% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	358,618	358,618
Pennsylvania St Univ Participating VRDN Series 2025 XF1966, 2.76% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (c)(f)	3,000,000	3,000,000
Philadelphia Arpt Rev Participating VRDN Series 2025 XF1912, 2.77% 7/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,995,000	1,995,000
Philadelphia PA Wtr & Wste Rev Participating VRDN Series 2023 XF1606, 2.77% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	2,400,000	2,400,000
Pittsburg PA Arprt Rev Participating VRDN Series 2023 XF1634, 2.79% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,670,000	2,670,000
Pittsburg PA Arprt Rev Series 2025 MS0042, 2.85% tender 1/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)(g)	9,225,000	9,225,000
Southeastern PA Transn Auth Rev Participating VRDN 2.76% 6/1/2043 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,115,000	3,115,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 2.76% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	1,400,000	1,400,000
TOTAL PENNSYLVANIA		86,958,618
South Carolina - 0.5%
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1671, 2.76% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	1,665,000	1,665,000
South Carolina Ports Auth Ports Rev Participating VRDN Series 2024 XG0552, 2.79% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,590,000	2,590,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2018 XG0209, 2.77% 12/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	4,410,000	4,410,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XL0418, 2.76% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,110,000	5,110,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2025 XF1870, 2.76% 12/1/2049 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,000,000	4,000,000
TOTAL SOUTH CAROLINA		17,775,000
Tennessee - 0.3%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Participating VRDN Series 2025 XF1970, 2.76% 7/1/2055 (Liquidity Facility Bank of America, N.A.) (c)(f)	2,775,000	2,775,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 2.76% 1/1/2042 (Liquidity Facility Citibank NA) (c)(f)	2,000,000	2,000,000
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.96% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,830,000	1,830,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 2.78% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,300,000	3,300,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 2.79% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,090,000	3,090,000
TOTAL TENNESSEE		12,995,000
Texas - 2.1%
Austin Arpt Sys Rev Participating VRDN Series 2022 YX1199, 2.78% 11/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	6,500,000	6,500,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZF3370, 2.76% 3/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,500,000	2,500,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.96% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,400,000	2,400,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 2.88% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,700,000	2,700,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 2.76% 10/1/2046 (Liquidity Facility Citibank NA) (c)(f)	2,900,000	2,900,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 2.93% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	1,100,000	1,100,000
Harris County Children's Hosp Participating VRDN Series E 149, 2.76% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,200,000	3,200,000
Houston Arpt Sys Rev Participating VRDN Series 2023 XF3126, 2.78% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	2,800,000	2,800,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8034, 2.78% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	4,100,000	4,100,000
Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.96% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	800,000	800,000
Lamar TX Isd Participating VRDN Series 2025 XF3414, 2.76% 2/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,670,000	2,670,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 2.78% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	4,000,000	4,000,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.83% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	8,500,000	8,500,000
Medina Valley Tex Indpt Sch Dist Participating VRDN Series 2023 XG0505, 2.77% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN 2.76% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,655,000	2,655,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.84% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,100,000	3,100,000
Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 2.93% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	3,700,000	3,700,000
San Antonio TX Wtr Rev Participating VRDN 2.76% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,600,000	1,600,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 2.76% 11/15/2051 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,000,000	2,000,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 2.78% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Texas Muni Gas Acquisition & Supply Corp Participating VRDN Series 2023 XM1154, 2.78% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,180,000	2,180,000
Texas Private Activity Bond Surface Trans Corp Participating VRDN 2.79% 12/31/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	4,200,000	4,200,000
Texas State Gen. Oblig. Participating VRDN Series 2025 CF7041, 2.78% 8/1/2037 (Liquidity Facility Citibank NA) (b)(c)(f)	6,225,000	6,225,000
Texas Wtr Dev Brd Participating VRDN 2.76% 10/15/2059 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,355,000	1,355,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XG0530, 2.76% 10/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,600,000	2,600,000
Texas Wtr Dev Brd Series 2025 MS0037, 2.85% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	1,500,000	1,500,000
TOTAL TEXAS		79,985,000
Utah - 0.9%
Salt Lake City Arpt Rev Participating VRDN 2.77% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,840,000	4,840,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XF1550, 2.81% 7/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	9,195,000	9,195,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0457, 2.77% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	2,700,000	2,700,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0459, 2.77% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	6,385,000	6,385,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XM1146, 2.78% 7/1/2047 (Liquidity Facility UBS AG) (b)(c)(f)	4,250,000	4,250,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 ZF1833, 2.77% 7/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,220,000	2,220,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 ZF1848, 2.77% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,280,000	3,280,000
Salt Lake City Arpt. Rev Participating VRDN Series 2025 XL0577, 2.78% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,800,000	1,800,000
TOTAL UTAH		34,670,000
Virginia - 0.9%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 2.77% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,300,000	5,300,000
Norfolk VA Sentara Hlth Participating VRDN 2.77% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,500,000	2,500,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 2.83% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	20,055,000	20,055,000
University VA Univ Revs Participating VRDN 2.76% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,375,000	3,375,000
Virginia Small Bus Fing Auth Participating VRDN Series 2024 XF3217, 2.78% 12/31/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,600,000	3,600,000
TOTAL VIRGINIA		34,830,000
Washington - 1.6%
Port Seattle WA Rev Participating VRDN Series 2020 XM0875, 2.83% 4/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	2,030,000	2,030,000
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 2.79% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	800,000	800,000
Port Seattle WA Rev Participating VRDN Series 2022 YX1241, 2.78% 8/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	5,825,000	5,825,000
Port Seattle WA Rev Participating VRDN Series 2023 XF1599, 2.79% 5/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	5,515,000	5,515,000
Port Seattle WA Rev Participating VRDN Series 2023 ZL0513, 2.78% 5/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	2,745,000	2,745,000
Port Seattle WA Rev Participating VRDN Series 2024 XF1730, 2.83% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	1,800,000	1,800,000
Port Seattle WA Rev Participating VRDN Series 2025 XM1307, 2.78% 10/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	3,750,000	3,750,000
Port Seattle WA Rev Participating VRDN Series 2025 YX1427, 2.78% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	2,990,000	2,990,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3352, 2.78% 8/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	2,155,000	2,155,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3364, 2.78% 8/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	2,300,000	2,300,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3400, 2.78% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	2,285,000	2,285,000
State of Washington Gen. Oblig. 2.85% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	11,650,000	11,650,000
State of Washington Gen. Oblig. Participating VRDN 2.76% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,675,000	1,675,000
State of Washington Series 2025 MS0036, 2.85% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	2,700,000	2,700,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2022 XX1238, 2.77% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,000,000	4,000,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2023 XG0475, 2.77% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	5,285,000	5,285,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 2.78% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (c)(f)	2,950,000	2,950,000
Washington Multicare Hlth Rev Participating VRDN 2.77% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,300,000	2,300,000
TOTAL WASHINGTON		62,755,000
Wisconsin - 0.7%
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XF8022, 2.83% 12/31/2065 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	14,200,000	14,200,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0680, 2.83% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	10,400,000	10,400,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0682, 2.83% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,150,000	2,150,000
TOTAL WISCONSIN		26,750,000
TOTAL TENDER OPTION BOND (Cost $1,190,293,618)		1,190,293,618

Variable Rate Demand Note - 41.1%
	Principal Amount (a)	Value ($)
Alabama - 3.6%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014A, 3.9% 12/1/2037 VRDN (c)	10,950,000	10,950,000
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.06% 8/1/2036 VRDN (b)(c)	25,415,000	25,415,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.95% 9/1/2031 VRDN (b)(c)	3,800,000	3,800,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.95% 12/1/2036 VRDN (b)(c)	5,100,000	5,100,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.9% 8/1/2063 VRDN (b)(c)	42,335,000	42,335,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.95% 12/1/2038 VRDN (b)(c)	23,290,000	23,290,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 3.23% 8/1/2063 VRDN (b)(c)	13,300,000	13,300,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.95% 12/1/2030 VRDN (b)(c)	15,500,000	15,500,000
TOTAL ALABAMA		139,690,000
Alaska - 0.0%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.8% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (c)	1,800,000	1,800,000
Arizona - 0.7%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024B, 3.9% 12/1/2048, LOC JPMorgan Chase Bank NA VRDN (c)	3,510,000	3,510,000
Maricopa Cnty AZ Ida ID Rev (Clayton Homes Inc Proj.) 2.87% 8/1/2028, LOC US Bank NA/Cincinnati OH VRDN (b)(c)	3,300,000	3,300,000
Maricopa Cnty AZ Ida Mfh Auth (Village Square Housing Investors Lp Proj.) 2.78% 12/15/2034, LOC Fannie Mae VRDN (b)(c)	3,000,000	3,000,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.93% 5/1/2029 VRDN (c)	700,000	700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.96% 5/1/2029 VRDN (c)	9,900,000	9,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.96% 5/1/2029 VRDN (c)	2,400,000	2,400,000
Pima Cnty AZ Ida Multifamily (Urban Innovations Proj.) 2.85% 12/15/2037, LOC Fannie Mae VRDN (b)(c)	4,525,000	4,525,000
TOTAL ARIZONA		27,335,000
Arkansas - 0.9%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.05% 1/2/2033 VRDN (b)(c)	23,100,000	23,100,000
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.06% 6/1/2028 VRDN (b)(c)	10,300,000	10,300,000
TOTAL ARKANSAS		33,400,000
Colorado - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 2.85% 12/1/2038, LOC Wells Fargo Bank NA VRDN (c)	100,000	100,000
Connecticut - 1.2%
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) 2.78% 5/15/2039 (Liquidity Facility TD Bank NA) VRDN (b)(c)	9,050,000	9,050,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2017 C 3, 2.78% 11/15/2035 (Liquidity Facility TD Bank NA) VRDN (b)(c)	24,935,000	24,935,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2019 A 2, 2.75% 11/15/2041 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)(c)	10,800,000	10,800,000
TOTAL CONNECTICUT		44,785,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 4.27% 10/1/2029 VRDN (b)(c)	300,000	300,000
District Of Columbia - 0.0%
District Columbia Rev (Fort Lincoln Nt/Premium Distb Proj.) 2.86% 6/1/2026, LOC Wells Fargo Bank NA VRDN (b)(c)	1,310,000	1,310,000
Florida - 4.6%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.9% 6/1/2050 VRDN (b)(c)	26,800,000	26,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 3.05% 6/1/2045 VRDN (b)(c)	9,800,000	9,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 A, 2.8% 12/1/2048 VRDN (b)(c)	4,700,000	4,700,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.9% 12/1/2048 VRDN (b)(c)	4,900,000	4,900,000
Collier Cnty FL Hfa Mfr (Richman Group Affordable Housing Corp (The) Proj.) 2.78% 2/15/2036, LOC Fannie Mae VRDN (b)(c)	4,500,000	4,500,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.85% 4/1/2039 VRDN (c)	4,000,000	4,000,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 2.85% 5/1/2029 VRDN (c)	10,140,000	10,140,000
Fla Hsg Fin Corp Multifamily Mtg Rev (Richman Group Affordable Housing Corp (The) Proj.) 2.79% 12/15/2044, LOC Citibank NA VRDN (b)(c)	10,905,000	10,905,000
Fla Hsg Fin Corp Multifamily Mtg Rev (The Richman Group Of Florida Proj.) 2.78% 4/15/2039, LOC Fannie Mae VRDN (b)(c)	5,295,000	5,295,000
Hillsborough Cnty FL Hfa Rev (Ced Affordable Housing Develpo Ment Inc Proj.) 2.75% 9/15/2035, LOC Fannie Mae VRDN (b)(c)	4,720,000	4,720,000
Hillsborough Cnty FL Hfa Rev (Claymore Housing Ltd Proj.) 2.76% 12/15/2038, LOC Citibank NA VRDN (b)(c)	465,000	465,000
Hillsborough Cnty FL Hfa Rev (Grande Oaks Llc Proj.) 2.78% 2/15/2037, LOC Fannie Mae VRDN (b)(c)	3,815,000	3,815,000
Hillsborough Cnty FL Hfa Rev (Hunter'S Run Llc Proj.) 2.78% 6/15/2036, LOC Fannie Mae VRDN (b)(c)	8,200,000	8,200,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 3.05% 12/1/2046 VRDN (b)(c)	8,300,000	8,300,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.9% 12/1/2046 VRDN (b)(c)	7,800,000	7,800,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.85% 5/1/2046 VRDN (b)(c)	2,600,000	2,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.9% 5/1/2054 VRDN (b)(c)	26,200,000	26,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.9% 5/1/2054 VRDN (b)(c)	28,200,000	28,200,000
TOTAL FLORIDA		171,340,000
Georgia - 2.4%
Atlanta GA Urban Res Fin Au Mu (Harris Redevelopment Partnership I, Lp Proj.) 2.78% 10/15/2036, LOC Fannie Mae VRDN (b)(c)	6,530,000	6,530,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.8% 11/1/2062 VRDN (b)(c)	35,100,000	35,100,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.9% 11/1/2062 VRDN (b)(c)	12,200,000	12,200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 3.9% 11/1/2052 VRDN (b)(c)	3,000,000	3,000,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.95% 11/1/2052 VRDN (c)	585,000	585,000
Gwinette Cnty GA Dev Auth Idr (Curtis 1000 Inc Proj.) 2.91% 5/1/2031, LOC Wells Fargo Bank NA VRDN (b)(c)	6,460,000	6,460,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.93% 11/1/2047 VRDN (b)(c)	7,800,000	7,800,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.9% 6/1/2049 VRDN (b)(c)	20,000,000	20,000,000
TOTAL GEORGIA		91,675,000
Illinois - 3.6%
Chicago IL Midway Arpt Rev Series 2014 C, 2.77% 1/1/2044, LOC PNC Bank NA VRDN (b)(c)	84,210,000	84,210,000
Chicago IL O'Hare Intl Arpt Rev Spl (Deutsche Lufthansa A G Proj.) 2.77% 5/1/2035, LOC Bayerische Landesbank VRDN (b)(c)	37,770,000	37,770,000
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 2.93% 2/1/2033, LOC Northern Trust CO Chicago VRDN (c)	2,700,000	2,700,000
Illinois Fin Auth Multifamily Rev (Villagebrook Apartments Lp Proj.) 2.78% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	6,070,000	6,070,000
Lisle Ill Multi-Family Rev (Ponds Of Pembroke Lp Proj.) 2.9% 12/15/2025, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	6,000,000	6,000,000
TOTAL ILLINOIS		136,750,000
Indiana - 1.7%
Hammond Ind Sew&Sd Wst Dsp Rev (Cargill Inc Proj.) 2.8% 12/1/2029 VRDN (b)(c)	5,300,000	5,300,000
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.81% 12/1/2038 VRDN (b)(c)	23,300,000	23,294,958
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.05% 12/1/2038 VRDN (b)(c)	37,150,000	37,150,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 3.03% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (c)	1,500,000	1,500,000
TOTAL INDIANA		67,244,958
Iowa - 1.5%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.81% 9/1/2036 VRDN (c)	1,200,000	1,200,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.86% 7/1/2038 VRDN (b)(c)	600,000	600,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.9% 12/1/2047 VRDN (b)(c)	57,050,000	57,050,000
TOTAL IOWA		58,850,000
Kansas - 2.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.91% 9/1/2035 VRDN (c)	14,000,000	14,000,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.91% 9/1/2035 VRDN (c)	3,200,000	3,200,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 2.78% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	25,100,000	25,100,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 2.78% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	7,000,000	7,000,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.9% 4/15/2027 VRDN (c)	17,200,000	17,200,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.9% 4/15/2032 VRDN (c)	4,700,000	4,700,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.9% 4/15/2032 VRDN (c)	5,200,000	5,200,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.9% 4/15/2032 VRDN (c)	4,100,000	4,100,000
TOTAL KANSAS		80,500,000
Kentucky - 0.4%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 2.9% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (b)(c)	6,070,000	6,070,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.45% 7/1/2060 VRDN (b)(c)	1,700,000	1,700,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 4.45% 8/1/2061 VRDN (b)(c)	9,100,000	9,100,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 4.25% 8/1/2061 VRDN (b)(c)	300,000	300,000
TOTAL KENTUCKY		17,170,000
Louisiana - 0.0%
Louisiana Hsg Fin Agy Multifamily Hsg Rev (Maestri-Murrell Real Estate Proj.) 2.8% 7/1/2040, LOC Freddie Mac Non Gold Pool VRDN (c)	200,000	200,000
Michigan - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 2.77% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (c)	2,400,000	2,400,000
Mississippi - 1.5%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.95% 12/1/2027 VRDN (b)(c)	3,700,000	3,700,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 4.03% 5/1/2028 VRDN (b)(c)	8,500,000	8,500,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.93% 11/1/2035 VRDN (c)	7,930,000	7,930,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 3.9% 12/1/2030 (Chevron Corp Guaranteed) VRDN (c)	21,000,000	21,000,000
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.95% 11/1/2052 VRDN (b)(c)	13,810,000	13,810,000
Mississippi Dev Bank Spl Oblig (Jackson Cnty Ms Port Fac Rev Proj.) 3.75% 12/1/2039 (Chevron Corp Guaranteed) VRDN (c)	4,200,000	4,200,000
TOTAL MISSISSIPPI		59,140,000
Nebraska - 1.2%
County of Washington NE (Cargill Inc Proj.) Series 2012, 0% 9/1/2030 VRDN (b)(c)(e)	6,500,000	6,500,000
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg Proj.) Series 2014B, 2.85% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(c)	12,595,000	12,595,000
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg Proj.) Series 2015B, 2.85% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(c)	14,355,000	14,355,000
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg Proj.) Series 2015D, 2.85% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(c)	10,525,000	10,525,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.06% 11/1/2026 VRDN (b)(c)	1,300,000	1,300,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.06% 6/1/2028 VRDN (b)(c)	2,200,000	2,200,000
TOTAL NEBRASKA		47,475,000
Nevada - 2.6%
Clark Cnty NV Arpt Rev 2.74% 7/1/2040, LOC Bank of America NA VRDN (b)(c)	15,680,000	15,680,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2003 A, 2.85% 3/1/2038, LOC Mizuho Bank Ltd/New York NY VRDN (b)(c)	50,000,000	50,000,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2008 A, 2.7% 3/1/2038, LOC MUFG Bank Ltd/New York NY VRDN (b)(c)	35,000,000	35,000,000
TOTAL NEVADA		100,680,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 2.78% 1/19/2027 VRDN (c)(d)(g)	500,000	500,000
Port Auth NY & NJ 2.81% 9/20/2025 VRDN (b)(c)(d)(g)	3,900,000	3,900,000
TOTAL NEW JERSEY,NEW YORK		4,400,000
New York - 0.8%
City of New York NY Gen. Oblig. 3.85% 4/1/2038 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (c)	9,100,000	9,100,000
City of New York NY Gen. Oblig. Series 2015 F6, 3.95% 6/1/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	2,545,000	2,545,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 A 2, 3.9% 5/1/2055 (Liquidity Facility Bank of America NA) VRDN (c)	11,800,000	11,800,000
New York NY Cty Muni Wtr Fin Auth 3.85% 6/15/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	6,000,000	6,000,000
New York NY Cty Muni Wtr Fin Auth Series AA 2, 3.95% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	2,000,000	2,000,000
TOTAL NEW YORK		31,445,000
North Carolina - 0.3%
Cumberland Cnty NC Indl Facs & Pollution Ctl Fing Auth Exempt Facs Rev (Cargill Inc Proj.) Series 2022, 2.77% 8/1/2052 VRDN (b)(c)	8,100,000	8,100,000
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.05% 11/1/2033 VRDN (b)(c)	100,000	100,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.84% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (c)	2,255,000	2,255,000
TOTAL NORTH CAROLINA		10,455,000
Ohio - 0.3%
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.78% 5/1/2049, LOC Northern Trust CO Chicago VRDN (c)	2,335,000	2,335,000
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage Proj.) Series H, 2.85% 3/1/2036 (Liquidity Facility State of Ohio) VRDN (b)(c)	7,905,000	7,905,000
TOTAL OHIO		10,240,000
Oregon - 0.2%
Portland Ore Hsg Auth Rev (Cecelia Limited Partnership Proj.) 2.79% 12/1/2034, LOC Bank of America NA VRDN (b)(c)	2,770,000	2,770,000
Portland Ore Hsg Auth Rev (Trouton Limited Partnership Proj.) 2.79% 4/1/2037, LOC Bank of America NA VRDN (b)(c)	3,795,000	3,795,000
TOTAL OREGON		6,565,000
Pennsylvania - 1.1%
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 2.8% 12/1/2039, LOC PNC Bank NA VRDN (c)	1,600,000	1,600,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 3.95% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	31,300,000	31,300,000
Philadelphia PA Gen. Oblig. 2.78% 8/1/2031, LOC Truist Bank VRDN (c)	9,500,000	9,500,000
TOTAL PENNSYLVANIA		42,400,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.15% 3/1/2029 VRDN (b)(c)	2,200,000	2,200,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.15% 4/1/2031 VRDN (b)(c)	2,500,000	2,500,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 3.15% 8/1/2029 VRDN (b)(c)	2,332,000	2,332,000
TOTAL SOUTH CAROLINA		7,032,000
Tennessee - 0.5%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 3.98% 11/1/2035, LOC Bank of America NA VRDN (c)	145,000	145,000
Henderson Tenn Indl Dev Brd Rev (Arvin Sango Inc Proj.) 2.77% 2/1/2042, LOC MUFG Bank Ltd VRDN (b)(c)	10,000,000	10,000,000
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 3.01% 6/1/2036, LOC Truist Bank VRDN (c)	1,985,000	1,985,000
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.9% 11/1/2034 VRDN (b)(c)	7,100,000	7,100,000
Montgomery Cnty TN Pub Bldg Au 2.9% 9/1/2029, LOC Bank of America NA VRDN (c)	245,000	245,000
TOTAL TENNESSEE		19,475,000
Texas - 4.6%
Calhoun Cnty Tex Nav Dist Environmental Facs Rev (Formosa Plastics Corp Proj.) 2.8% 5/1/2034, LOC Citibank NA VRDN (b)(c)	8,775,000	8,775,000
Calhoun Cnty TX Sld Ws Ds Rev (Formosa Plastics Corp Texas Proj.) 2.8% 5/1/2031, LOC JPMorgan Chase Bank NA VRDN (b)(c)	25,000,000	25,000,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 2.78% 11/1/2037, LOC PNC Bank NA VRDN (b)(c)	7,495,000	7,495,000
Converse Hsg Fin Corp TX Multi Family Hsg Rev (Town Square Living Llc Proj.) 3.15% 3/15/2040, LOC Citibank NA VRDN (b)(c)	10,845,000	10,845,000
Harris Cnty TX Hfc Mfhr (Tx Bammel Housing Lp Proj.) 2.78% 2/15/2038, LOC Fannie Mae VRDN (b)(c)	5,980,000	5,980,000
Harris Cnty TX Hosp Dist Rev 2.77% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (c)	5,000,000	5,000,000
Houston TX Util Sys Rev 2.98% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	250,000	250,000
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.06% 8/1/2038 VRDN (b)(c)	9,700,000	9,700,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 3.95% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (c)	300,000	300,000
Lower Nchs Vly Ath TX Idcrp Re (Onyx Environmental Svcs Llc Proj.) Series 2003, 2.86% 5/1/2028, LOC Bank of America NA VRDN (b)(c)	10,310,000	10,310,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 3.95% 5/1/2046 (Exxon Mobil Corp Guaranteed) VRDN (c)	225,000	225,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 3.15% 4/1/2035 VRDN (b)(c)	25,000,000	25,000,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 3.15% 4/1/2036 VRDN (b)(c)	14,000,000	14,000,000
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev (Sunset Pointe Housing Partnership Ltd., L.P. Proj.) 2.83% 7/15/2039, LOC Fannie Mae VRDN (b)(c)	13,255,000	13,255,000
Texas State Gen. Oblig. 2.75% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	4,310,000	4,310,000
Texas State Gen. Oblig. 2.75% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	8,325,000	8,325,000
Texas State Gen. Oblig. 2.8% 12/1/2036 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	13,485,000	13,485,000
Texas State Gen. Oblig. 2.8% 6/1/2034 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	10,660,000	10,660,000
TOTAL TEXAS		172,915,000
Virginia - 0.4%
Arlington Cnty VA Indl Dev Auth Multifamily Rev (Ahc Limited Partnership-18 Proj.) 2.78% 8/1/2047, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	17,150,000	17,150,000
Washington - 1.1%
Washington St Hsg Fin Comm Mf (Eagle Ridge, Llc Proj.) 2.82% 8/1/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	9,485,000	9,485,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Teutsch Partners Proj.) Series A, 2.83% 12/15/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	31,590,000	31,590,000
TOTAL WASHINGTON		41,075,000
West Virginia - 1.7%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 2.91% 2/1/2036 VRDN (b)(c)	25,675,000	25,675,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2008 A, 2.8% 2/1/2036 VRDN (b)(c)	39,900,000	39,900,000
TOTAL WEST VIRGINIA		65,575,000
Wisconsin - 1.4%
Green Bay Wis Redev Auth Exempt Fac Redev Rev (Green Bay Wis Pkg Sys Rev Proj.) Series 2019, 2.78% 7/1/2047, LOC Wells Fargo Bank NA VRDN (b)(c)(h)	54,600,000	54,600,000
Wyoming - 0.3%
Laramie Cnty WY Indl Dev Rev (Cheyenne Light, Fuel & Pwr Co Proj.) 2.78% 3/1/2027, LOC Wells Fargo Bank NA VRDN (b)(c)	10,000,000	10,000,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.2% 11/1/2025 VRDN (b)(c)	2,500,000	2,500,000
TOTAL WYOMING		12,500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,577,971,958)		1,577,971,958

Commercial Paper - 5.3%
	Yield (%) (i)	Principal Amount (a)	Value ($)
Austin TX Util Sys Rev 3% 10/7/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.00	4,700,000	4,700,000
Austin TX Util Sys Rev 3% 9/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.00	11,900,000	11,900,000
Austin TX Util Sys Rev 3.1% 9/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.10	23,200,000	23,200,000
Board of Regents of the University of Texas System 3% 9/18/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.00	2,600,000	2,600,000
Board of Regents of the University of Texas System 3% 9/23/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.00	5,300,000	5,300,000
Board of Regents of the University of Texas System 3% 9/30/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.00	3,600,000	3,600,000
Board of Regents of the University of Texas System 3.02% 10/22/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.02	1,900,000	1,900,000
Board of Regents of the University of Texas System 3.02% 11/19/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.02	5,300,000	5,300,000
Board of Regents of the University of Texas System 3.03% 11/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	5,300,000	5,300,000
Board of Regents of the University of Texas System 3.03% 12/3/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	5,300,000	5,300,000
Board of Regents of the University of Texas System 3.03% 12/4/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	1,000,000	1,000,000
Board of Regents of the University of Texas System 3.05% 9/11/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.05	5,300,000	5,300,000
Board of Regents of the University of Texas System 3.05% 9/30/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.05	16,500,000	16,500,000
Board of Regents of the University of Texas System 3.55% 9/30/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.55	12,500,000	12,500,000
Board of Regents of the University of Texas System 3.55% 9/30/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.55	12,500,000	12,500,000
City of Houston TX Airport System Revenue 2.95% 9/3/2025, LOC Sumitomo Mitsui Banking Corp/New York CP (b)	2.95	8,875,000	8,875,000
Dallas TX Rapid Transit Sales Tax Rev 3.05% 4/20/2026 CP	3.05	8,500,000	8,500,000
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.95	1,700,000	1,700,000
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.95	1,000,000	1,000,000
Harris Cnty TX 3.02% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.02	3,700,000	3,700,000
Maricopa Cnty AZ Ida Rev 3% 9/18/2025 CP	3.00	1,900,000	1,900,000
Miami-Dade Cnty Fla Seaport Rev 3.04% 10/15/2025, LOC Bank of America NA CP (b)	3.04	10,000,000	10,000,000
Omaha Public Power District 3% 10/21/2025 CP	3.00	2,750,000	2,750,000
University CA Revs 3% 9/10/2025 CP	3.00	5,800,000	5,800,000
University CA Revs 3.05% 9/23/2025 CP	3.05	1,800,000	1,800,000
University CA Revs 3.05% 9/25/2025 CP	3.05	3,800,000	3,800,000
University CA Revs 3.1% 9/25/2025 CP	3.10	6,400,000	6,400,000
University TX Perm Univ Fd 2.98% 10/8/2025 CP	2.98	3,200,000	3,200,000
University TX Perm Univ Fd 3% 10/22/2025 CP	3.00	2,600,000	2,600,000
University TX Perm Univ Fd 3% 11/18/2025 CP	3.00	2,200,000	2,200,000
University TX Perm Univ Fd 3% 11/20/2025 CP	3.00	2,200,000	2,200,000
University TX Perm Univ Fd 3.3% 10/2/2025 CP	3.30	4,100,000	4,100,000
Wisconsin St 2.9% 5/4/2026 CP	2.90	3,300,000	3,300,000
Wisconsin St 2.95% 12/8/2025 CP	2.95	3,200,000	3,200,000
Wisconsin St 3.05% 3/9/2026 CP	3.05	10,400,000	10,400,000
TOTAL COMMERCIAL PAPER (Cost $204,325,000)			204,325,000

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $346,532,539)	3.21	346,463,246	346,532,539

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,826,506,541)	3,826,506,541
NET OTHER ASSETS (LIABILITIES) - 0.4%	17,119,468
NET ASSETS - 100.0%	3,843,626,009

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,818,618 or 3.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,600,000 or 1.4% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.96% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.96% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	1,170,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.96% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	400,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.96% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	900,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.96% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.96% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.96% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.96% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	400,000

Arizona Ind Dev Auth Participating VRDN 2.96% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	845,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.96% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,810,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.96% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	4,300,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.96% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,300,000

California Multi Fam Hsg Rev Series 2025 BAML5064, 2.85% tender 11/1/2055 (Liquidity Facility Bank of America NA)	6/26/2025	2,800,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.96% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	2,400,000

Colorado Health Facilities Authority Series 2025 MS0043, 2.85% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	1,700,000

Florida Baptist Health Series 2025 BAML5066, 2.88% tender 8/15/2055 (Liquidity Facility Bank of America NA)	4/1/2025	3,700,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 2.93% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,100,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.96% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	10,900,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.93% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	4,010,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 2.85% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/2025 - 6/9/2025	2,400,000

Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.96% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	800,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.96% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	1,000,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.81% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/4/2023 - 3/28/2024	5,740,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 3.03% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/2024	480,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.96% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024 - 10/10/2024	1,830,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.96% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.96% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	800,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.96% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	6,600,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.96% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	500,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.96% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024	358,618

Pittsburg PA Arprt Rev Series 2025 MS0042, 2.85% tender 1/1/2046 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	9,225,000

Port Auth NY & NJ 2.78% 1/19/2027 VRDN	7/15/2020	500,000

Port Auth NY & NJ 2.81% 9/20/2025 VRDN	8/17/2020	3,900,000

Port of Morrow Series 2024 MS0026, 2.93% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/2024	5,400,000

Port of Portland Arpt Rev Series 2025 MS0049, 2.95% tender 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	6/24/2025	9,500,000

Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 2.93% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,700,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.96% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,800,000

River Islands Pub Fing Auth Participating VRDN 2.96% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	3,000,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.96% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	2,000,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.96% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,100,000

State of Washington Gen. Oblig. 2.85% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA)	4/11/2025	11,650,000

State of Washington Series 2025 MS0036, 2.85% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	4/3/2025 - 4/15/2025	2,700,000

Texas Wtr Dev Brd Series 2025 MS0037, 2.85% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA)	4/7/2025	1,500,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	165,220,475	1,714,129,171	1,532,817,107	5,863,627	-	-	346,532,539	346,463,246	11.8%
Total	165,220,475	1,714,129,171	1,532,817,107	5,863,627	-	-	346,532,539

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,479,974,002)	$3,479,974,002
Fidelity Central Funds (cost $346,532,539)	346,532,539

Total Investment in Securities (cost $3,826,506,541)		$3,826,506,541
Receivable for fund shares sold		22,054,969
Interest receivable		20,396,403
Distributions receivable from Fidelity Central Funds		695,566
Prepaid expenses		4,696
Other receivables		353
Total assets		3,869,658,528
Liabilities
Payable to custodian bank	$16,921
Payable for investments purchased on a delayed delivery basis	16,739,257
Payable for fund shares redeemed	7,271,562
Distributions payable	734,512
Accrued management fee	1,220,971
Other payables and accrued expenses	49,296
Total liabilities		26,032,519
Net Assets		$3,843,626,009
Net Assets consist of:
Paid in capital		$3,843,727,025
Total accumulated earnings (loss)		(101,016)
Net Assets		$3,843,626,009
Net Asset Value, offering price and redemption price per share ($3,843,626,009 ÷ 3,838,072,756 shares)		$1.00
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$108,664,477
Income from Fidelity Central Funds		5,863,627
Total income		114,528,104
Expenses
Management fee	$14,760,658
Custodian fees and expenses	32,604
Independent trustees' fees and expenses	9,531
Registration fees	129,196
Audit fees	46,657
Legal	2,859
Miscellaneous	8,974
Total expenses before reductions	14,990,479
Expense reductions	(860)
Total expenses after reductions		14,989,619
Net Investment income (loss)		99,538,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	77,848
Total net realized gain (loss)		77,848
Net increase in net assets resulting from operations		$99,616,333
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,538,485	$123,775,918
Net realized gain (loss)	77,848	94,571
Net increase in net assets resulting from operations	99,616,333	123,870,489
Distributions to shareholders	(99,533,875)	(125,698,867)

Share transactions
Proceeds from sales of shares	2,493,444,637	2,135,301,776
Reinvestment of distributions	90,655,136	116,154,748
Cost of shares redeemed	(2,541,709,445)	(2,261,052,954)

Net increase (decrease) in net assets and shares resulting from share transactions	42,390,328	(9,596,430)
Total increase (decrease) in net assets	42,472,786	(11,424,808)

Net Assets
Beginning of period	3,801,153,223	3,812,578,031
End of period	$3,843,626,009	$3,801,153,223

Other Information
Shares
Sold	2,493,444,641	2,135,302,779
Issued in reinvestment of distributions	90,655,136	116,154,748
Redeemed	(2,541,709,449)	(2,261,052,957)
Net increase (decrease)	42,390,328	(9,595,430)

Financial Highlights
Fidelity® Municipal Money Market Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.032	.026	.003	- B
Net realized and unrealized gain (loss)	- B	.001	- B	- B	- B
Total from investment operations	.026	.033	.026	.003	- B
Distributions from net investment income	(.026)	(.032)	(.026)	(.003)	- B
Distributions from net realized gain	-	(.001)	-	- B	-
Total distributions	(.026)	(.033)	(.026)	(.003)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.64%	3.33%	2.61%	.27%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.39%	.41%	.42%	.41%	.41%
Expenses net of fee waivers, if any	.39%	.40%	.42%	.26%	.16%
Expenses net of all reductions, if any	.39%	.40%	.42%	.26%	.16%
Net investment income (loss)	2.60%	3.23%	2.56%	.24%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,843,626	$3,801,153	$3,812,578	$4,122,260	$4,647,796

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$3,826,506,541

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$3,898
Capital loss carryforward	$(106,060)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(106,060)
The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Tax-exempt Income	99,533,875	123,715,237
Ordinary Income	-	1,983,630
Total	$99,533,875	$125,698,867

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Municipal Money Market Fund	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Municipal Money Market Fund	.39

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	6,347,719	76,223,238	(496)
5. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $860.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 51.24% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.538360.128
MMM-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025